Events after the reporting period	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Events after the reporting period
Note 34. Events after the reporting period
The Company has evaluated subsequent events as of December 31, 2019 to assess the need for potential recognition or disclosure in these financial statements. The Company assessed such events until April 2
9
, 2020, the date these financial statements were available to be issued. Based on this evaluation, it was determined that there were no subsequent events requiring recognition or disclosure in these financial statements except for the following:
i) On January 15, 2020, Vista Argentina signed a loan agreement with Banco Macro S.A. for an amount of 30,000 with an annual interest rate of 5.25%, and expiration date as of July 15, 2020.

ii) On January 16, 2020, the National Hydrocarbons Commission (“CNH”) notified the authorization of the transfer of control of block
CS-01
in favor of Vista Oil & Gas Holding II S.A. de C.V. Consequently, the Company will operate this block once the administrative matters with CNH are complete.
iii) On January 21, 2020, Vista Argentina paid the first capital quote of the Syndicated Term Loan for an amount of 15,000, together with the third payment of interest for an amount of 11,190.
iv) On February 21, 2020, Vista Argentina issued a simple
non-convertible
debt security (“ON III”), under the Notes Program mentioned in Note 17.1, for an aggregate principal amount of 50,000, with the annual interest rate 3.5%, and expiration date as of February 21, 2024.
v) On February 26, 2020, the Company announced that its Board of Directors approved changes to the participation of the Company in the capital structure of Aleph. The Company has reached an agreement with affiliates of Riverstone and Southern Cross Group (the “Financial Sponsors”) to purchase all of the issued and outstanding equity interests of each of the Financial Sponsors in Aleph, at an aggregate purchase price of 37,500 (equivalent to the entire equity effectively contributed to Aleph Midstream by the Financial Sponsors). For more details, please refer to Note 27. On March 30, 2020, the Company paid the purchase price mentioned and adquired 100% of Aleph’s capital.
vi) During March 2020, Vista Argentina canceled the loans with Banco de Galicia y Buenos Aires S.A., Banco BBVA Argentina S.A and Banco de la Ciudad de Buenos Aires for an amount of ARS 681,178, ARS 845,865 and US 7,110, respectively.
vii) On April 1, 2020, Vista Argentina signed a loan agreement with Banco BBVA Argentina S.A. for an amount of ARS 725,000 (equivalent US 11,235) at an annual floating interest rate equal to Base Rate plus an applicable margin of 6%, and expiration date as of April 1, 2021.
viii) On April 27, 2020, Vista Argentina signed a loan agreement with Bolsas y Mercados Argentinos S.A. for an amount of ARS 95,000 (equivalent US 1,428) at an annual interest rate of 18.62% and for a period of 30 days, g uaranteed
 by government bond hold by Vista Argentina.
ix) The 2019 coronavirus
(“COVID-19”)
outbreak is currently having an indeterminable adverse impact on the world economy. While the
COVID-19
has begun to have numerous worldwide effects on general commercial activity, one such effect is that the price of crude oil dropped. On March 8, 2020, Brent crude slid US$10.91 (or 24.1%) to US$34.36 in the worst day since 1991. From March 16 to April 2, 2020, Brent price was below US$30/bbl, with a minimum price of US$22.72/bbl on March 30, 2020. Although, OPEC and OPEC+ agreed a curtailment of 9.7 MMBbl/d on April 9, 2020, pushing Brent above the US$30/bbl mark, Brent dropped below US$20/bbl on April 21, 2020.
Consequently, the Group is facing a new oil market scenario with increased oil supply mainly led by Saudi Arabia and significant demand reduction due to extreme
COVID-19
containment measures. These two main factors have led to an oil surplus build up resulting in a sharp drop in oil prices (Brent fell by more than 55% between December 2019 and March 2020). At this time, given the uncertainty of the lasting effect of the
COVID-19
outbreak, its impact on the Group’s business cannot be determined. The Group immediately took decisive measures, such as reducing the 2020 work program. Due to the severity of the current oil price outlook, additional adjustments have been made both to capital investment plans, including renegotiation of investment commitments and leases agreements, and operating and administrative costs, with continuous monitoring to adjust further if necessary.
If the lower oil price scenario continues for a longer period of time and the Group is not able to further adjust the investments and operating costs structures to optimize its cash flows, the Group might have to recognize impairment charges of some assets which could include accounts receivables, deferred income tax assets, goodwill and property, plant and equipment in the future.
The Group will keep continuous attention on the situation of the
COVID-19
and future fluctuation in oil prices, take responsive tackling measures, and assess the impact on the financial position and operating results of the Group after the balance sheet date. Up to the date of the issuance of the consolidated financial statements, the Company has determined no impairment charges and other material adjustments, however it will continue to assess the current situation in future financial statements. Likewise, under this current challenging scenario compliance with covenants and commitments will continue to be monitored. In the event of any breach on covenants, the administrative agent or the required lenders could elect to declare the indebtedness, together with accrued interest and other fees.

There are no other events or operations that occurred between the closing date of the period and the date of issuance of the consolidated financial statements that could significantly affect the equity situation or the Company’s results as of the closing date.